Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Employee Stock Ownership Plan/Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION

NOTE 16 – STOCK-BASED COMPENSATION

During the month of September 2011, the Company implemented the 2011 Equity Incentive Plan (the “Plan”) which was approved by shareholders on May 10, 2011. The Plan provides for issuance of stock options or restricted share awards to employees and directors. Total shares authorized for issuance under the Plan is 417,543 which is further discussed below. Total compensation cost that has been charged against income for those plans totaled $243 and $71 for the years ended December 31, 2012 and December 31, 2011.

Stock-Based Compensation

Compensation cost is recognized for stock options and restricted stock awards issued to employees or directors, based on the fair value of these awards at the date of grant. A Black-Scholes model is utilized to estimate the fair value of stock options, while the market price of the Company’s common stock at the date of grant is used for restricted stock awards.

Compensation cost is recognized over the required service period, generally defined as the vesting period. For awards with graded vesting, compensation cost is recognized on a straight-line basis over the requisite service period for the entire award.

Stock Options

The Plan permits the grant of stock options to its employees or directors for up to 298,246 shares of common stock. Option awards are generally granted with an exercise price equal to the market price of the Company’s common stock at the date of grant; those option awards have vesting periods of 5 years and have 10-year contractual terms. Options granted generally vest 20% annually.

The fair value of each option award is estimated on the date of grant using a closed form option valuation (Black-Scholes) model that uses the assumptions noted in the table below. Expected volatilities are based on historical volatilities of companies within La Porte Bancorp, Inc.’s peer group. The expected term of options granted represents the period of time that options granted are expected to be outstanding, which takes into account that the options are not transferable. The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of the grant. The fair value of options granted was determined using the following weighted-average assumptions as of the grant date.

2011
Risk-free interest rate	1.42%
Expected term	7 1/ 2 Years
Expected stock price volatility	27.34%
Dividend yield	1.60%

A summary of the activity in the stock option plan for 2012 follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at beginning of year	281,829	$6.44	9.7 years	—
Granted	—	—
Exercised	—	—
Forfeited or expired	—	—

Outstanding at December 31, 2012	281,829	$6.44	8.7 years	$2,474

Fully vested and expected to vest	281,829	$6.44	8.7 years	$2,474

Exercisable at end of year	56,366	$6.44	8.7 years	$132

Information related to the stock option plan for 2011 follows:

2011

Weighted average fair value of options granted	$2.16

There were no options exercised during the year ended December 31, 2012. As of December 31, 2012, there was $343 of total unrecognized compensation cost related to nonvested stock options granted under the Plan. The cost is expected to be recognized over a weighted-average period of 3.7 years.

Restricted Share Awards

The Plan provides for the issuance of up to 119,298 of restricted shares to directors and employees. Compensation expense is recognized over the vesting period of the awards based on the fair value of the stock at issue date. The fair value of the stock was determined by obtaining the listed price of the Company’s stock on the grant date. Shares vest 20% annually over five years. 2,388 shares are available for future grants at December 31, 2012.

A summary of changes in the Company’s nonvested shares for the year follows:

Nonvested Shares	Shares	Weighted-Average Grant-Date Fair Value

Nonvested at January 1, 2012	116,910	$6.44
Granted	—	—
Vested	(23,382)	6.44
Forfeited	—	—

Nonvested at December 31, 2012	93,528	$6.44

As of December 31, 2012, there was $559 of total unrecognized compensation cost related to nonvested shares granted under the Plan. The cost is expected to be recognized over a weighted-average period of 5 years. There were 23,382 shares vested during the year ended December 31, 2012. The total fair value of shares vested during the year ended December 31, 2012 was $205. There were no shares vested during the year ended December 31, 2011.